Share based payments	6 Months Ended
Jun. 30, 2023
Share based payments
Share Based Payments

16. Share based payments

On April 11, 2023, the Company adopted the amended and restated Omnibus equity incentive plan (“Omnibus Plan”). Under the Omnibus plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company. The Option price for shares that are the subject of any Option shall be fixed by the Board when such option is granted but shall not be less than the Market value of such shares at the time of grant.

The Omnibus Plan allows the Company to award restricted share units to officers, employees, directors and consultants of the Company and its subsidiaries upon such conditions as the Board may establish, including the attainment of performance goals recommended by the Company’s compensation committee. The purchase price for common shares of the Company issuable under each Restricted Share Unit (“RSU”) award, if any, shall be established by the Board at its discretion. Common shares issued pursuant to any RSU award may be made subject to vesting conditions based upon the satisfaction of service requirements, conditions, restrictions, time periods or performance goals established by the board.

The TSXV requires the Company to fix the number of common shares to be issued in settlement of awards that are not options. The maximum number of Shares available for issuance pursuant to the settlement of RSU shall be an aggregate of 1,067,147 Shares.

(a) Options

The following is a summary of stock options outstanding on June 30, 2023, and December 31, 2022, and changes during the periods then ended by option exercise currency:

		Weighted-average
	Number of	Exercise price
	options	USD
	#	$
Balance, December 31, 2022	-	-
Acquisition of Engine	261,929	5.15
Cancelled	(450)	2.60
Balance, June 30, 2023	261,479	5.15
		Weighted-average
	Number of	Exercise price
	options	CAD
	#	$
Balance, December 31, 2021	400,331	21.79
Granted	95,013	15.49
Cancelled	(36,680)	22.27
Balance, December 31, 2022	458,664	20.33

Balance, December 31, 2022	458,664	20.33
Granted	20,655	6.29
Cancelled	(64,031)	19.29
Balance, June 30, 2023	415,288	19.37

Information relating to options outstanding by exercise currency as of June 30, 2023, is as follows:

	Outstanding	Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	USD	(Years)
August 25, 2025	85	315.95	2.16
February 10, 2026	328	315.95	2.62
May 23, 2026	2	315.95	2.90
June 24, 2026	3,665	2.60	2.99
July 2, 2026	1,122	2.60	3.01
August 20, 2026	250	2.60	3.14
January 31, 2027	375	2.60	3.59
March 3, 2027	250	315.95	3.68
April 12, 2027	25,000	7.20	3.79
August 10, 2027	25,000	3.60	4.12
September 30, 2027	10,750	2.40	4.25
October 1, 2027	5,625	2.48	4.26
October 31, 2027	21,041	2.60	4.34
November 3, 2027	33	315.95	4.35
December 1, 2027	68,123	2.60	4.42
March 31, 2028	11,250	5.40	4.76
May 26, 2029	80,099	3.64	5.91
November 7, 2029	3,311	2.60	6.36
June 14, 2031	2,670	42.13	7.96
November 23, 2031	2,500	39.28	8.41
	261,479	5.15	4.85
	Outstanding	Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	(Years)
October 2, 2023	712	29.48	0.26
April 28, 2024	7,229	22.75	0.83
November 25, 2025	19,106	23.24	2.41
January 22, 2026	41,310	21.30	2.57
February 24, 2026	5,164	24.21	2.66
March 2, 2026	10,328	22.75	2.67
March 16, 2026	20,655	21.30	2.71
April 28, 2026	22,721	22.75	2.83
July 5, 2026	47,507	24.69	3.02
September 21, 2026	132,117	21.06	3.23
February 16, 2027	4,131	16.95	3.64
March 1, 2027	21,688	16.95	3.67
March 23, 2027	19,622	16.95	3.73
August 30, 2027	26,593	8.52	4.17
August 30, 2027	6,455	9.68	4.17
September 14, 2027	5,164	6.20	4.21
November 21, 2027	4,131	9.68	4.40
February 22, 2033	20,655	6.29	9.66
	415,288	19.37	3.46

On February 22, 2023, the Company granted 20,655 options to a consultant of the Company. 5,164 of the options vest on the date of grant with the remaining options vesting in 24 equal monthly installments. Each option is exercisable at a price of CAD$6.29 per common share and expires February 22, 2033. The fair market value of the options of $72,541 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$6.29 based on the closing price of the Company’s shares on February 21, 2023, risk free rate of 3.37%, expected volatility of 66.72%, an estimated life of 10 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period.

During the six months ended June 30, 2023, the Company expensed $309,893 in share-based compensation related to the vesting of options.

(b) RSUs

The following is a summary of RSUs outstanding on June 30, 2023, and December 31, 2022, and changes during the periods then ended:

Number
#
Balance, December 31, 2021	108,277
Granted	87,784
Exercised	(68,250)
Cancelled	-
Balance, December 31, 2022	127,811

Balance, December 31, 2022	127,811
Acquisition of Engine	41,442
Granted	67,358
Exercised	(125,148)
Cancelled	(620)
Balance, June 30, 2023	110,843

On February 22, 2023, the Company granted 20,655 RSUs to a consultant of the Company. 5,164 of the RSUs vested on the date of grant with the remaining RSUs vesting in 24 equal monthly installments. The estimated fair value of the RSUs on the date of grant is amortized over the vesting period.

On March 10, 2023, the Company granted 46,703 RSUs to directors, officers, employees, and consultants of the Company. The RSUs vested immediately on the date of grant. On March 24, 2023, 46,083 of these RSUs were exercised for common shares of the Company and 620 were cancelled.

During the six months ended June 30, 2023, the Company recognized expense for RSUs of $572,492.